Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets	$ 754,188	$ 1,014,312
Financial liabilities	2,360,675	2,411,334
Loans and financing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,669,259	1,699,315
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	5,021	19,639
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	31,851	22,925
Trade payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	413,856	411,818
Confirming payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	216,392	232,860
Use of public assets [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	23,263	24,384	[1]
Related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,033	393	[1]
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,238,429	2,299,732
Financial liabilities at amortised cost, category [member] | Loans and financing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,578,864	1,610,638
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	5,021	19,639
Financial liabilities at amortised cost, category [member] | Trade payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	413,856	411,818
Financial liabilities at amortised cost, category [member] | Confirming payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	216,392	232,860
Financial liabilities at amortised cost, category [member] | Use of public assets [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	23,263	24,384	[1]
Financial liabilities at amortised cost, category [member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,033	393	[1]
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	122,246	111,602
Financial liabilities at fair value through profit or loss, category [member] | Loans and financing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	90,395	88,677
Financial liabilities at fair value through profit or loss, category [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	31,851	22,925
Ifrs cash and cash equivalents [member]
IfrsStatementLineItems [Line Items]
Financial assets	497,826	743,817
Financial Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	18,062	19,202
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	7,443	16,394
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	223,740	231,174
Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets	7,115	3,723
Related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets	2	2	[2]
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	569,013	847,990
Financial assets at amortised cost, category [member] | Ifrs cash and cash equivalents [member]
IfrsStatementLineItems [Line Items]
Financial assets	497,826	743,817
Financial assets at amortised cost, category [member] | Financial Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	18,062	19,202
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	53,123	84,969
Financial assets at amortised cost, category [member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets	2	2	[2]
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	178,060	162,599
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	7,443	16,394
Financial assets at fair value through profit or loss, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	170,617	146,205
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	7,115	3,723
Financial assets at fair value through other comprehensive income, category [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 7,115	$ 3,723

[1]	Classified as Other liabilities in the consolidated balance sheet.
[2]	Classified as Other assets in the consolidated balance sheet.